Income tax benefit	12 Months Ended
Jun. 30, 2021
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Income tax benefit
Note 8. Income tax benefit

	2021	2020	2019
	A$’000	A$’000	A$’000

Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefi t	(8,906)	(12,765)	(10,568)

Tax at the statutory tax rate of 26% (2020 & 2019 27.5%)	(2,316)	(3,511)	(2,906)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development claim	—	280	394
Amortisation of intangibles	348	298	—
Employee option plan	175	72	67
Gain/loss on revaluation of contingent consideration	707	131	17

	(1,086)	(2,730)	(2,428)
Adjustment to deferred tax balances as a result of change in statutory tax rate	(186)	—	—
Tax losses and timing differences not recognised	788	2,432	2,130

Income tax benefit	(484)	(298)	(298)

	2021	2020	2019
	A$’000	A$’000	A$’000
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised-Australia	70,896	67,430	57,050
Potential tax benefit @ 26.0% (2020 27.5%)- Australia	18,433	17,531	15,689
Unused tax losses for which no deferred tax asset has been recognised-US	2,038	1,570	2,366
Potential tax benefit at statutory tax rates@21%-US	428	330	497